Compensation of directors, executive officers and other key management personnel	12 Months Ended
Dec. 31, 2019
Compensation of directors, executive officers and other key management personnel
Compensation of directors, executive officers and other key management personnel

5.   Compensation of directors, executive officers and other key management personnel

The Bank considers as key management personnel the directors, the executive officers and the members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee and the remuneration committee.

During 2019, the Director of operations and the Director of information technologies decided to step down. Other than the aforementioned personnel change, there were no significant changes in the Bank’s main key personnel from December 31, 2019 to the date on which these consolidated financial statements were authorized for issue.

a)   Remuneration of directors

Our shareholders establish the compensation of our directors at the annual shareholders’ meeting. Accordingly, only independent directors receive compensation for their duties. Under Mexican law, we are not required to disclose on an individual basis the compensation of our directors, our executive officers and the members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee and the remuneration committee and we do not otherwise publicly disclose such information.

The aggregate compensation paid to independent directors who were members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee, the remuneration committee and the Board of Directors of the Bank amounted to 12 million pesos during 2017, 15 million pesos during 2018 and 21 million pesos during 2019, paid as attendance fees.

b)   Remuneration of executive officers

The aggregate amount for compensation and benefits to executive officers amounted to 416 million pesos during 2017, 496 million pesos during 2018 and 456 million pesos during 2019. The main benefits paid to the Bank’s executive officers are: salary, Christmas bonus, vacation bonus, holidays, performance bonus and share-based payments.

The criteria for granting and paying bonus compensation vary according to the activities performed by the different areas and, therefore, payment of the bonus may vary depending on the department and activities performed by each member.

c)   Post-employment and other long-term benefits

Our executive officers may participate in the same pension and medical expenses plan that is available to the Bank’s employees, but at different contribution percentages to the ones made by the rest of the employees.

The total post-employment benefits (including pension plan, medical expenses and life insurance policies) to executive officers amounted to 265 million pesos as of December 31, 2017, 331 million pesos as of December 31, 2018 and 472 million pesos as of December 31, 2019.

d)   Corporate performance shares plan 2014

On March 28, 2014, the shareholders of Banco Santander (Spain) approved a share-based variable compensation plan denominated “Corporate performance shares plan 2014” applicable only to a certain group of executive officers. This plan provided a variable compensation linked to the performance of the stock of Banco Santander (Spain).

Details of the plan are presented in Note 42.b.

e)   Long-term incentive plan 2015

Since September 2016, the Bank began to participate in a corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable only to a certain group of executive officers. This plan provided a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain).

Details of the plan are presented in Note 42.c.

f)   Loans to executive officers

The loans granted to executive officers amount to 48 million pesos and 102 million pesos as of December 31, 2018 and 2019, respectively.